Income Taxes - Summary of Unrecognized Deferred Tax Assets on Tax Losses Carryforwards (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure details of carry forward details of tax losses unutilised for which no deferred tax assets are recognised [Line items]
Tax losses carryforward	¥ 712,357	¥ 518,385
Within 5 years [Member]
Disclosure details of carry forward details of tax losses unutilised for which no deferred tax assets are recognised [Line items]
Tax losses carryforward	75,839	4,049
Between 5 and 10 years [Member]
Disclosure details of carry forward details of tax losses unutilised for which no deferred tax assets are recognised [Line items]
Tax losses carryforward	313,895	136,666
Later than 10 years [Member]
Disclosure details of carry forward details of tax losses unutilised for which no deferred tax assets are recognised [Line items]
Tax losses carryforward	¥ 322,623	¥ 377,670